11. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2017	2016

Benefit obligation at beginning of period	$4,174	3,993
Service cost	348	346
Interest cost	68	67
Benefits paid	(229)	(232)

Benefit obligation at end of period	$4,361	4,174

Amounts recognized in the Consolidated Balance Sheet

(Dollars in thousands)
	2017	2016

Benefit obligation $	4,361	4,174
Fair value of plan assets	-	-

(Dollars in thousands)
	2017	2016

Funded status	$(4,361)	(4,174)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(4,361)	(4,174)

Unfunded accrued liability	$(4,361)	(4,174)
Intangible assets	-	-

Net amount recognized	$(4,361)	(4,174)

Schedule of Net Benefit Costs
(Dollars in thousands)
	2017	2016	2015

Service cost	$348	346	334
Interest cost	68	67	65

Net periodic cost	$416	413	399

Weighted average discount rate assumption
used to determine benefit obligation	5.49%	5.47%	5.47%

Schedule of Expected Benefit Payments
(Dollars in thousands)

Year ending December 31,
2018	$227
2019	$304
2020	$357
2021	$357
2022	$346
Thereafter	$9,005